Post-retirement benefit obligations - Investments Target Allocation (Details) - Pension R in Millions	Jun. 30, 2018 ZAR (R) age item
Pension benefits
Number of investment portfolios members can choose from | item	4
Plan assets at fair value - Low risk portfolio	R 146
Plan assets at fair value - Moderate balanced portfolio	47,929
Plan assets at fair value - Aggressive balanced portfolio	700
Plan assets at fair value - Money market portfolio	R 678
Minimum
Pension benefits
Age of participant for money market portfolio | age	55
South Africa | Minimum
Pension benefits
Target allocation, equity- local (as a percent)	30.00%
Target allocation, equity- foreign (as a percent)	15.00%
Target allocation, Fixed Interest (as a percent)	5.00%
Target allocation, Property (as a percent)	10.00%
South Africa | Maximum
Pension benefits
Target allocation, equity- local (as a percent)	45.00%
Target allocation, equity- foreign (as a percent)	30.00%
Target allocation, Fixed Interest (as a percent)	25.00%
Target allocation, Property (as a percent)	25.00%
Target allocation, Other (as a percent)	15.00%
United States of America | Minimum
Pension benefits
Target allocation, equity- local (as a percent)	17.00%
Target allocation, equity- foreign (as a percent)	17.00%
Target allocation, Fixed Interest (as a percent)	55.00%
United States of America | Maximum
Pension benefits
Target allocation, equity- local (as a percent)	37.00%
Target allocation, equity- foreign (as a percent)	37.00%
Target allocation, Fixed Interest (as a percent)	75.00%
Target allocation, Property (as a percent)	18.00%
Target allocation, Other (as a percent)	18.00%